American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2060 Portfolio
October 31, 2020

One Choice 2060 Portfolio - Schedule of Investments
OCTOBER 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 58.6%
Focused Dynamic Growth Fund G Class(2)	230,138	10,781,948
NT Equity Growth Fund G Class	1,009,327	11,213,626
NT Growth Fund G Class	816,128	16,322,554
NT Heritage Fund G Class	996,861	14,085,650
NT Large Company Value Fund G Class	2,675,096	27,740,749
NT Mid Cap Value Fund G Class	1,553,396	17,506,778
Small Cap Growth Fund G Class	154,757	3,613,565
Small Cap Value Fund G Class	528,966	3,575,813
Sustainable Equity Fund G Class	618,745	21,018,776
		125,859,459
International Equity Funds — 25.7%
Non-U.S. Intrinsic Value Fund G Class	1,122,443	8,508,118
NT Emerging Markets Fund G Class	1,023,200	13,393,686
NT Global Real Estate Fund G Class	546,356	5,387,067
NT International Growth Fund G Class	1,193,367	14,917,091
NT International Small-Mid Cap Fund G Class	463,072	5,607,797
NT International Value Fund G Class	926,064	7,454,816
		55,268,575
Domestic Fixed Income Funds — 11.4%
Inflation-Adjusted Bond Fund G Class	271,393	3,359,850
NT Diversified Bond Fund G Class	1,471,673	16,880,084
NT High Income Fund G Class	454,401	4,207,750
		24,447,684
International Fixed Income Funds — 4.3%
Emerging Markets Debt Fund G Class	242,192	2,499,424
Global Bond Fund G Class	654,170	6,842,621
		9,342,045
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $199,906,561)		214,917,763
OTHER ASSETS AND LIABILITIES†		(25)
TOTAL NET ASSETS — 100.0%		$214,917,738

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2020 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$10,697	$513	$568	$140	$10,782	230	$173	—
NT Equity Growth Fund	10,532	854	53	(119)	11,214	1,009	(6)	$43
NT Growth Fund	15,569	1,442	731	42	16,322	816	48	—
NT Heritage Fund	13,600	889	900	497	14,086	997	19	—
NT Large Company Value Fund	25,660	3,010	836	(93)	27,741	2,675	(81)	136
NT Mid Cap Value Fund	16,273	1,750	619	103	17,507	1,553	(68)	104
Small Cap Growth Fund	3,471	—	136	278	3,613	155	17	—
Small Cap Value Fund	3,185	237	—	154	3,576	529	—	17
Sustainable Equity Fund	19,666	1,559	278	72	21,019	619	4	—
Non-U.S. Intrinsic Value Fund	7,658	1,179	47	(282)	8,508	1,122	(9)	—
NT Emerging Markets Fund	12,535	862	610	607	13,394	1,023	23	—
NT Global Real Estate Fund	5,093	486	29	(163)	5,387	546	(3)	—
NT International Growth Fund	13,999	746	187	359	14,917	1,193	3	—
NT International Small-Mid Cap Fund	5,432	62	176	290	5,608	463	(13)	—
NT International Value Fund	6,663	1,052	—	(260)	7,455	926	—	—
Inflation-Adjusted Bond Fund	2,926	433	—	1	3,360	271	—	—
NT Diversified Bond Fund	15,191	2,416	480	(247)	16,880	1,472	(5)	78
NT High Income Fund	3,715	514	—	(21)	4,208	454	—	64
Emerging Markets Debt Fund	2,145	354	—	—	2,499	242	—	26
Global Bond Fund	5,977	859	—	6	6,842	654	—	—
	$199,987	$19,217	$5,650	$1,364	$214,918	16,949	$102	$468
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.